Income taxes - Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	$ 327,412
Deferred tax
Origination and reversal of temporary differences	6,816,080	$ (2,811,973)
Recognition of previously unrecognized tax assets	(170,082)
Change in unrecognized deductible temporary differences	(5,939,998)	$ 2,811,973
Deferred tax	706,000
Total tax expense	$ 1,033,412